Corporate information (Details Narrative) R$ in Millions		12 Months Ended
	Sep. 05, 2022	Dec. 31, 2022 BRL (R$) Numbers shares	Dec. 31, 2021 BRL (R$)	Dec. 26, 2022 Numbers	Aug. 17, 2022 BRL (R$)	Dec. 14, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Right of use		R$ 3,973,000.0
Real Estate Properties Owned By Company Total | Numbers		17
Guaranteed And Subsequently Leased		R$ 1,200.0
Description Of Lease		adjusted by the CDI +1.2% p.a. were also definitively sold
Cost of sale		R$ 2.4
[custom:GrossRevenueFromExtraHiperBusinessLine		86.00%	21.00%
[custom:RevenueInAmmount-0]		R$ 3,900.0	R$ 1,200.0
[custom:WriteoffsOfAssets-0]		1,035.0	481.0
[custom:GainsRelatedToRemeasurementOfLeasingAgreements-0]		1,345.0	294.0
[custom:DismissalOfEmployees-0]		566.0
[custom:CancellationOfContracts-0]		95.0
[custom:OtherExpensesRelatedToTransaction-0]		684.0
Miscellaneous other operating expense		1,564.0	R$ 426.0
Shares percentage	83.00%
Minority interest percentage	13.00%
Capital reduction		R$ 7,133.0
Shares issued | shares		1,080,556,276
Judicial deposits						R$ 111.0
Top of range [member]
IfrsStatementLineItems [Line Items]
Renewable for an additional period		25 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Renewable for an additional period		15 years
Sendas Distribuidora S A [Member]
IfrsStatementLineItems [Line Items]
Number Of Store | Numbers		70		66
Description of agreement		CBD engaged in the exchange transaction with Sendas in which certain assets of CBD were transferred to Sendas in exchange for an equivalent value of the shares of Éxito held by Sendas (corresponding to 8.77% of the total outstanding shares of Éxito). The assets of CBD transferred to Sendas consisted of:
Description Of Agreement1		50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. Credit, Financing and Investment, with a book value of R$195 million; and
Description Of Agreement 2		real estate assets, consisting of five parcels of real estate, with a book value of R$25 million, which may be developed as sites for new stores in the future.
Description Of Agreement 3		As a result of this exchange, an effect of R$694 was recorded on the Company's shareholders' equity as retained earnings. At December 31, 2022, the company recorded the deferred income tax liability on this amount due to the segregation plan of the operations of Grupo Éxito, see note 1.2
Percentage of outstanding remaining shares			87.80%
Description Of Agreement 4		Sendas distributed certain assets to CBD in the net amount of R$20.
Description Of Agreement 5		CBD transferred to Sendas the net assets of stores that may be developed by Sendas in the future, with a residual value of R$45
Description Of Agreement 6		CBD contributed intercompany receivables to Sendas for an amount of R$140; and
Description Of Agreement 7		CBD contributed R$500 in cash to Sendas
Assai [Member]
IfrsStatementLineItems [Line Items]
Right of use		R$ 3,928,000.0
Residual installments due in 2023 and 2024					R$ 2,000.0
Residual installments due in 2023					1,200.0
Residual installments due in 2024					R$ 700.0
Bellamar Empreendimentos E Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Description of agreement		50% interest in Bellamar, described above, resulted in the loss of control of Bellamar. As a result, the Company recognized a gain of R$573 for the difference between the fair value of the retained interest in Bellamar and its book value.